Item 1. Schedule of Investments:
--------------------------------

Putnam Tax Exempt Income Fund


QUARTERLY PORTFOLIO HOLDINGS

12-31-04


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Putnam Tax Exempt Income Fund
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The fund's portfolio
December 31, 2004 (unaudited)

KEY TO ABBREVIATIONS
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
IFB -- Inverse Floating Rate Bonds
MBIA -- MBIA Insurance Company
PSFG -- Permanent School Fund Guaranteed
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

Municipal bonds and notes (97.4%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                  Rating (RAT)        Value
Alabama (0.4%)
-----------------------------------------------------------------------------------------------------------
     $5,500,000  Fairfield, Indl. Dev. Auth. Rev. Bonds
                 (USX Corp.), Ser. A, 6.7s, 12/1/24                               Baa1           $5,655,320
        500,000  U. of AL Rev. Bonds (Hosp. Birmingham),
                 Ser. A, AMBAC, 5s, 9/1/14                                        Aaa               547,625
                                                                                              -------------
                                                                                                  6,202,945
Alaska (0.3%)
-----------------------------------------------------------------------------------------------------------
      4,090,000  AK State Hsg. Fin. Corp. Rev. Bonds,
                 Ser. A, 4.4s, 12/1/31                                            Aaa             4,200,594

Arizona (1.7%)
-----------------------------------------------------------------------------------------------------------
      3,250,000  Casa Grande, Indl. Dev. Auth. Rev. Bonds
                 (Casa Grande Regl. Med. Ctr.), Ser. A, 7
                 5/8s, 12/1/29                                                    B-/P            3,453,223
      6,110,000  Cochise Cnty., Indl. Dev. Auth. Rev.
                 Bonds (Sierra Vista Regl. Hlth. Ctr.),
                 Ser. A, 6.2s, 12/1/21                                            BB+/P           6,317,251
     10,000,000  Mesa, Util. Syst. Rev. Bonds, FGIC, 7
                 1/4s, 7/1/12                                                     Aaa            12,594,400
      1,500,000  Scottsdale, Indl. Dev. Auth. Hosp. Rev.
                 Bonds (Scottsdale Hlth. Care), 5.8s,
                 12/1/31                                                          A3              1,580,490
                                                                                              -------------
                                                                                                 23,945,364
Arkansas (0.7%)
-----------------------------------------------------------------------------------------------------------
      3,900,000  AR State Hosp. Dev. Fin. Auth. Rev.
                 Bonds (Washington Regl. Med. Ctr.), 7
                 3/8s, 2/1/29                                                     Baa3            4,323,150
      5,000,000  Northwest Regl. Arpt. Auth. Rev. Bonds,
                 7 5/8s, 2/1/27                                                   BB/P            5,764,950
                                                                                              -------------
                                                                                                 10,088,100
California (11.3%)
-----------------------------------------------------------------------------------------------------------
                 CA State G.O. Bonds
        225,000  MBIA, 5 3/4s, 12/1/11                                            Aaa               258,910
      1,125,000  MBIA, 5 1/4s, 10/1/13                                            Aaa             1,274,783
      3,000,000  5 1/8s, 4/1/23                                                   A               3,170,460
      3,000,000  5.1s, 2/1/34                                                     A               3,048,330
                 CA State Dept. of Wtr. Resources Rev.
                 Bonds, Ser. A
     14,500,000  6s, 5/1/15                                                       A2             16,701,825
     20,000,000  AMBAC, 5 1/2s, 5/1/16                                            Aaa            22,442,400
     33,000,000  AMBAC, 5 1/2s, 5/1/15                                            Aaa            37,256,670
     31,500,000  AMBAC, 5 1/2s, 5/1/13                                            Aaa            35,835,660
        500,000  5 1/2s, 5/1/11                                                   A2                562,280
                 CA State Econ. Recvy. G.O. Bonds
     15,055,000  Ser. B, 5s, 7/1/23                                               Aa3            15,976,366
      6,000,000  Ser. A, 5s, 7/1/16                                               Aa3             6,414,180
        150,000  CA Statewide Cmnty. Dev. Auth.
                 Multi-Fam. Rev. Bonds (Hsg. Equity
                 Res.), Ser. B, 5.2s, 12/1/29                                     Baa1              158,322
        500,000  Golden State Tobacco Securitization
                 Corp. Rev. Bonds (Tobacco Settlement),
                 Ser. B, AMBAC, 5s, 6/1/38                                        Aaa               508,210
      1,200,000  Rancho Mirage, JT Powers Fin. Auth. Rev.
                 Bonds (Eisenhower Med. Ctr.), 5 7/8s,
                 7/1/26                                                           A3              1,269,264
      5,005,000  San Bernardino, City U. School Dist.
                 G.O. Bonds, Ser. A, FSA, 5s, 8/1/28                              Aaa             5,192,187
      6,065,000  San Jose, Redev. Agcy. Tax Alloc.
                 (Unrefunded Balance- Merged Area), MBIA,
                 5s, 8/1/20                                                       Aaa             6,175,808
                                                                                              -------------
                                                                                                156,245,655
Colorado (0.3%)
-----------------------------------------------------------------------------------------------------------
                 CO Springs, Hosp. Rev. Bonds
      1,860,000  6 3/8s, 12/15/30 (Prerefunded)                                   A3              2,217,250
      1,890,000  6 3/8s, 12/15/30                                                 A3              2,083,328
                                                                                              -------------
                                                                                                  4,300,578
Connecticut (2.3%)
-----------------------------------------------------------------------------------------------------------
      8,000,000  CT State Dev. Auth. Poll. Control Rev.
                 Bonds (Western MA), Ser. A, 5.85s,
                 9/1/28                                                           A3              8,623,440
        850,000  CT State Hlth. & Edl. Fac. Auth. VRDN,
                 Ser. U, 2s, 7/1/33                                               VMIG1             850,000
      6,200,000  CT. State Special Tax Oblig. VRDN
                 (Trans. Infrastructure), Ser. 1, 2s,
                 9/1/20                                                           VMIG1           6,200,000
                 Mashantucket, Western Pequot Tribe 144A
                 Rev. Bonds, Ser. A
      7,435,000  6.4s, 9/1/11 (Prerefunded)                                       Aaa             8,250,545
      7,565,000  6.4s, 9/1/11                                                     Baa2            8,005,586
                                                                                              -------------
                                                                                                 31,929,571
District of Columbia (7.1%)
-----------------------------------------------------------------------------------------------------------
                 DC G.O. Bonds, Ser. A
     39,250,000  6 3/8s, 6/1/26                                                   AAA            42,329,163
     38,175,000  6s, 6/1/26                                                       A2             42,231,476
      5,005,000  FSA, 5s, 6/1/26                                                  Aaa             5,194,039
        510,000  5s, 6/1/15                                                       AAA               538,035
      7,500,000  DC Tobacco Settlement Fin. Corp. Rev.
                 Bonds, 6 1/2s, 5/15/33                                           BBB             7,236,225
      1,000,000  DC  Wtr. & Swr. Auth. Pub. Util. Rev.
                 Bonds, FGIC, 5s, 10/1/33                                         Aaa             1,020,510
                                                                                              -------------
                                                                                                 98,549,448
Florida (5.0%)
-----------------------------------------------------------------------------------------------------------
     10,000,000  Coral Gables, Hlth. Fac. Auth. Hosp.
                 Rev. Bonds (Baptist Hlth.), FSA, 5s,
                 8/15/34                                                          Aaa            10,849,200
      5,530,000  Halifax, Hosp. Med. Ctr. Rev. Bonds,
                 Ser. A, 7 1/4s, 10/1/29                                          BBB             6,015,479
     18,500,000  Hernando Cnty., Rev. Bonds (Criminal
                 Justice Complex Fin.), FGIC, 7.65s,
                 7/1/16                                                           Aaa            25,205,325
      5,000,000  Highlands Cnty., Hlth. Fac. Auth. Rev.
                 Bonds (Adventist Hlth. Sunbelt Hosp.),
                 3.35s, 11/15/32                                                  A               5,034,850
      2,650,000  Lee Cnty., Indl. Dev. Auth. Hlth. Care
                 Fac. Rev. Bonds (Shell Point Village),
                 Ser. A, 5 1/2s, 11/15/29                                         BBB-            2,617,962
      3,700,000  Miami Beach, Hlth. Fac. Auth. Hosp. Rev.
                 Bonds (Mount Sinai Med. Ctr.), Ser. A,
                 6.7s, 11/15/19                                                   BB              3,938,687
                 Oakstead Cmnty. Dev. Dist. Cap. Impt.
                 Rev. Bonds
      1,170,000  Ser. A, 7.2s, 5/1/32                                             BB/P            1,257,586
         60,000  Ser. B, 6 1/2s, 5/1/07                                           BB/P               61,076
      9,500,000  Polk Cnty., Trans. Impt. Rev. Bonds,
                 FSA, 5s, 12/1/25                                                 Aaa            10,418,650
      2,500,000  Tampa, Util. Tax & Special Rev. Bonds,
                 AMBAC, 6s, 10/1/07                                               Aaa             2,742,675
        500,000  UCF Assn., Inc. COP, Ser. A, FGIC, 5
                 1/4s, 10/1/34                                                    Aaa               529,270
                                                                                              -------------
                                                                                                 68,670,760
Georgia (3.4%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  Atlanta, Arpt. Rev. Bonds, Ser. A, FGIC,
                 5.6s, 1/1/30                                                     Aaa             1,139,230
      5,000,000  Burke Cnty., Poll. Control Dev. Auth.
                 Mandatory Put Bonds (GA Power Co.),
                 4.45s, 12/1/08                                                   A2              5,284,100
                 GA Muni. Elec. Pwr. Auth. Rev. Bonds
     10,000,000  Ser. B, FGIC, 8 1/4s, 1/1/11                                     Aaa            12,713,600
     20,500,000  Ser. Y, AMBAC, 6.4s, 1/1/13                                      Aaa            24,109,025
      1,200,000  Ser. Y, AMBAC, 6.4s, 1/1/13
                 (Prerefunded)                                                    Aaa             1,432,716
      1,950,000  Richmond Cnty., Dev. Auth. Rev. Bonds
                 (Amt.-Intl. Paper Co.), Ser. A, 6 1/4s,
                 2/1/25                                                           Baa2            2,054,033
                                                                                              -------------
                                                                                                 46,732,704
Illinois (1.5%)
-----------------------------------------------------------------------------------------------------------
      1,250,000  Cook Cnty., G.O. Bonds, Ser. B, MBIA,
                 5s, 11/15/29                                                     Aaa             1,289,213
     13,000,000  IL Dev. Fin. Auth. Rev. Bonds, 5.85s,
                 2/1/07                                                           BBB            13,671,710
      2,250,000  IL Edl. Fac. Auth. Rev. Bonds
                 (Northwestern U.), 5s, 12/1/33                                   Aa1             2,296,913
      1,500,000  IL Fin. Auth. VRDN (Northwestern U.),
                 Ser. A, 1.95s, 12/1/34                                           VMIG1           1,500,000
      1,650,000  IL State G.O. Bonds, FSA, 5 3/8s,
                 10/1/12                                                          Aaa             1,866,414
                                                                                              -------------
                                                                                                 20,624,250
Indiana (1.0%)
-----------------------------------------------------------------------------------------------------------
      4,150,000  IN State Dev. Fin. Auth. Env. Impt. Rev.
                 Bonds (USX Corp.), 5.6s, 12/1/32                                 Baa1            4,262,382
        700,000  IN U. Rev. Bonds (IN U. Fac.), AMBAC, 5
                 1/4s, 11/15/23                                                   Aaa               764,127
      5,000,000  Indianapolis, Arpt. Auth. Rev. Bonds
                 (Federal Express Corp.), 5.1s, 1/15/17                           Baa2            5,304,900
      3,750,000  Rockport, Poll. Control Mandatory Put
                 Bonds (Indiana Michigan Pwr. Co.), Ser.
                 C, 2 5/8s, 10/1/06                                               Baa2            3,739,500
                                                                                              -------------
                                                                                                 14,070,909
Iowa (1.1%)
-----------------------------------------------------------------------------------------------------------
      6,280,000  Hills, Hlth. Care VRDN (Mercy Hosp.),
                 1.7s, 8/1/32                                                     VMIG1           6,280,000
                 IA Fin. Auth. Hlth. Care Fac. Rev. Bonds
                 (Care Initiatives)
      7,665,000  9 1/4s, 7/1/25                                                   BBB-/P          9,331,754
         80,000  9.15s, 7/1/09                                                    BBB-/P             93,622
                                                                                              -------------
                                                                                                 15,705,376
Kentucky (0.4%)
-----------------------------------------------------------------------------------------------------------
      5,000,000  KY Asset/Liability Comm. Gen. Fund Rev.
                 Bonds, Ser. A, AMBAC, 5s, 7/15/06                                AAA             5,199,950

Louisiana (1.4%)
-----------------------------------------------------------------------------------------------------------
                 Ernest N. Morial-New Orleans, Exhibit
                 Hall Auth. Special Tax, Ser. A, AMBAC
        500,000  5 1/4s, 7/15/21                                                  Aaa               544,780
      2,000,000  5 1/4s, 7/15/20                                                  Aaa             2,188,180
        250,000  LA Local Govt. Env. Fac. Cmnty. Dev.
                 Auth. Rev. Bonds (Cypress Apts.), Class
                 A, GNMA Coll., 5 1/2s, 4/20/38                                   Aaa               265,718
      4,800,000  LA Pub. Fac. Auth. Hosp. Rev. Bonds
                 (Lake Charles Memorial Hosp.), 8 5/8s,
                 12/1/30                                                          CCC/P           4,617,408
      2,500,000  Tobacco Settlement Fin. Corp. Rev.
                 Bonds, Ser. 01-B, 5 1/2s, 5/15/30                                BBB             2,344,150
      8,565,000  W. Feliciana Parish, Poll. Control Rev.
                 Bonds (Gulf States Util. Co.), Ser. III,
                 7.7s, 12/1/14                                                    Ba1             8,741,782
                                                                                              -------------
                                                                                                 18,702,018
Maryland (0.8%)
-----------------------------------------------------------------------------------------------------------
      5,000,000  Howard Cnty., Rev. Bonds, Ser. A, U.S.
                 Govt. Coll., 8s, 5/15/29                                         AAA             6,322,750
                 MD State Hlth. & Higher Edl. Fac. Auth.
                 Rev. Bonds (Medstar Hlth.)
      1,500,000  5 3/4s, 8/15/16                                                  Baa2            1,643,685
      1,500,000  5 3/4s, 8/15/14                                                  Baa2            1,656,000
      1,500,000  MD State Trans. Auth. VRDN
                 (Baltimore/Washington Arpt.), Ser. A,
                 1.93s, 7/1/13                                                    VMIG1           1,500,000
                                                                                              -------------
                                                                                                 11,122,435
Massachusetts (2.8%)
-----------------------------------------------------------------------------------------------------------
      1,500,000  MA Dev. Fin. Agcy. Rev. Bonds, Ser. A,
                 MBIA, 5 1/2s, 1/1/11                                             Aaa             1,675,410
                 MA State Hlth. & Edl. Fac. Auth. Rev.
                 Bonds
      2,200,000  (Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33                          BBB-            2,321,396
      4,500,000  (UMass Memorial), Ser. C, 6 5/8s, 7/1/32                         Baa2            4,864,725
      6,400,000  (Med. Ctr. of Central MA), AMBAC, 6.55s,
                 6/23/22                                                          Aaa             7,115,136
      1,645,000  (Caritas Christian Oblig. Group), Ser.
                 A, 5 5/8s, 7/1/20                                                BBB             1,677,176
        100,000  (Milton Hosp.), Ser. C, 5 1/2s, 7/1/16                           BBB               101,634
      1,000,000  (New England Med. Ctr. Hosp.), Ser. H,
                 FGIC, 5s, 5/15/11                                                Aaa             1,101,000
      5,700,000  MA State Port Auth. Rev. Bonds, 13s,
                 7/1/13                                                           AAA/P           8,325,819
     10,000,000  MA State Special Oblig. Dedicated Tax
                 Rev. Bonds, FGIC, 5 1/4s, 1/1/24                                 Aaa            10,763,800
        900,000  MA State Wtr. Resource Auth. VRDN
                 (Multi-Modal), Ser. C, 1.65s, 8/1/20                             VMIG1             900,000
                                                                                              -------------
                                                                                                 38,846,096
Michigan (1.1%)
-----------------------------------------------------------------------------------------------------------
        500,000  Detroit, G.O. Bonds, Ser. A-1, AMBAC, 5
                 1/4s, 4/1/24                                                     Aaa               541,820
      1,700,000  Flint, Hosp. Bldg. Auth. Rev. Bonds
                 (Hurley Med. Ctr.), 6s, 7/1/20                                   Baa3            1,729,359
      3,000,000  MI State Hosp. Fin. Auth. Rev. Bonds
                 (Oakwood Hosp.), Ser. A, 5 3/4s, 4/1/32                          A2              3,133,680
      1,005,000  MI State Hsg. Dev. Auth. Ltd. Oblig.
                 Rev. Bonds (Parkway Meadows),  FSA, 4s,
                 10/15/10                                                         Aaa             1,054,647
      5,000,000  MI State Strategic Fund Solid Waste
                 Disp. Rev. Bonds (SD Warren Co.), Ser.
                 C, 7 3/8s, 1/15/22                                               BB/P            5,188,600
      1,230,000  MI State Strategic Fund, Ltd. Rev. Bonds
                 (Detroit Edison Poll. Control), 5.65s,
                 9/1/29                                                           A3              1,276,113
      2,745,000  Pontiac, Hosp. Fin. Auth. Rev. Bonds,
                 6s, 8/1/13                                                       Ba2             2,605,636
                                                                                              -------------
                                                                                                 15,529,855
Minnesota (0.6%)
-----------------------------------------------------------------------------------------------------------
      4,010,000  Martin Cnty., Hosp. Rev. Bonds (Fairmont
                 Cmnty. Hosp. Assn.), 6 5/8s, 9/1/22                              BBB-/P          4,132,145
      4,075,000  MN State Higher Ed. Fac. Auth. VRDN (St.
                 Olaf College), Ser. M2, 1.7s, 10/1/20                            VMIG1           4,075,000
                                                                                              -------------
                                                                                                  8,207,145
Mississippi (0.7%)
-----------------------------------------------------------------------------------------------------------
      9,200,000  Jackson Cnty., Poll. Control VRDN
                 (Chevron USA, Inc.), 1.75s, 6/1/23                               A-1+            9,200,000

Missouri (1.9%)
-----------------------------------------------------------------------------------------------------------
      3,250,000  Cape Girardeau Cnty., Indl. Dev. Auth.
                 Hlth. Care Fac. Rev. Bonds (St. Francis
                 Med. Ctr.), Ser. A, 5 1/2s, 6/1/27                               A               3,357,998
                 MO State Hlth. & Edl. Fac. Auth. Rev.
                 Bonds
      9,500,000  (Washington U.), Ser. A, 5s, 2/15/33                             Aa1             9,747,950
      4,050,000  (BJC Hlth. Syst.), 5 1/4s, 5/15/32                               Aa2             4,182,516
                 MO State Hlth. & Edl. Fac. Auth. VRDN
      1,430,000  (St. Francis Med. Ctr.), Ser. A, 1.7s,
                 6/1/26                                                           A-1+            1,430,000
      8,000,000  (Cox Hlth. Syst.), 1.7s, 6/1/22                                  VMIG1           8,000,000
                                                                                              -------------
                                                                                                 26,718,464
Montana (1.0%)
-----------------------------------------------------------------------------------------------------------
      5,550,000  Forsyth, Poll. Control Mandatory Put
                 Bonds (Avista Corp.), AMBAC, 5s,
                 12/30/08                                                         Aaa             5,931,785
      7,525,000  Forsyth, Poll. Control VRDN (Pacific
                 Corp.), 1.7s, 1/1/18                                             A-1+            7,525,000
                                                                                              -------------
                                                                                                 13,456,785
Nevada (0.3%)
-----------------------------------------------------------------------------------------------------------
      1,750,000  Clark Cnty., Local Impt. Dist. Special
                 Assmt. Bonds (No. 142), 6.1s, 8/1/18                             BB-             1,795,203
      1,590,000  Clark Cnty., Passenger Fac. Rev. Bonds
                 (Las Vegas-McCarran Intl. Arpt.), Ser.
                 A, AMBAC, 6.15s, 7/1/07                                          Aaa             1,730,397
        500,000  Washoe Cnty., Arpt. Auth. Rev. Bonds,
                 FSA, 5s, 7/1/11                                                  Aaa               546,840
                                                                                              -------------
                                                                                                  4,072,440
New Hampshire (1.7%)
-----------------------------------------------------------------------------------------------------------
                 NH Higher Ed. & Hlth. Fac. Auth. Rev.
                 Bonds (Lakes Region Hosp. Assn.)
      2,600,000  6 1/4s, 1/1/18                                                   BB-/P           2,620,982
      1,125,000  5 3/4s, 1/1/08                                                   BB-/P           1,132,650
      4,000,000  NH Hlth. & Ed. Fac. Auth. Rev. Bonds
                 (Hlth. Care Syst.-Covenant Hlth.), 6
                 1/8s, 7/1/31                                                     A-              4,227,960
      2,500,000  NH State Bus. Fin. Auth. Poll. Control
                 Rev. Bonds, 3 1/2s, 7/1/27                                       Baa2            2,515,075
     10,500,000  NH State Tpk. Syst. IFB, FGIC, 11.553s,
                 11/1/17                                                          Aaa            12,447,330
                                                                                              -------------
                                                                                                 22,943,997
New Jersey (3.3%)
-----------------------------------------------------------------------------------------------------------
      3,500,000  Middlesex Cnty., Impt. Auth. Lease Rev.
                 Bonds (Perth Amboy Muni. Complex), FGIC,
                 5s, 3/15/31                                                      Aaa             3,611,335
                 NJ Econ. Dev. Auth. Rev. Bonds
      2,150,000  (Cedar Crest Vlg., Inc.), Ser. A, 7
                 1/4s, 11/15/31                                                   BB-/P           2,274,872
      7,300,000  (Cigarette Tax), 5 1/2s, 6/15/24                                 Baa2            7,483,303
      8,000,000  (Motor Vehicle), Ser. A, MBIA, 5s,
                 7/1/27                                                           Aaa             8,312,400
                 NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
      1,400,000  (Trinitas Hosp. Oblig. Group), 7 1/2s,
                 7/1/30                                                           Baa3            1,580,460
      5,000,000  (South Jersey Hosp.), 6s, 7/1/12                                 Baa1            5,631,300
        500,000  (Atlantic City Med. Ctr.), 5 3/4s,
                 7/1/25                                                           A2                527,975
                 NJ State Trans. Trust Fund Auth. Rev.
                 Bonds (Trans. Syst.)
      6,250,000  Ser. B, MBIA, 6 1/2s, 6/15/10                                    Aaa             7,344,563
      3,000,000  Ser. A, 5 5/8s, 6/15/14                                          A1              3,451,560
                 Tobacco Settlement Fin. Corp. Rev. Bonds
      2,000,000  6 3/4s, 6/1/39                                                   BBB             2,002,360
      1,775,000  6 3/8s, 6/1/32                                                   BBB             1,718,023
      1,500,000  (Asset Backed Bonds), 6 1/8s, 6/1/42                             BBB             1,385,925
        290,000  (Asset Backed Bonds), 5 3/4s, 6/1/32                             BBB               277,661
                                                                                              -------------
                                                                                                 45,601,737
New Mexico (0.1%)
-----------------------------------------------------------------------------------------------------------
      1,500,000  Farmington, Poll. Control VRDN (AZ Pub.
                 Service Co.), Ser. B, 1.75s, 9/1/24                              A-1+            1,500,000

New York (13.5%)
-----------------------------------------------------------------------------------------------------------
        500,000  Long Island, Pwr. Auth. Rev. Bonds, Ser.
                 B, 5 1/4s, 6/1/14                                                A-                552,700
     13,000,000  Long Island, Pwr. Auth. NY Elec. Syst.
                 Rev. Bonds, Ser. A, 5 3/4s, 12/1/24                              Baa1           14,239,680
        500,000  Metro. Trans. Auth. Rev. Bonds, Ser. B,
                 MBIA, 5s, 11/15/28                                               Aaa               517,705
                 Nassau Cnty., Hlth. Care Syst. Rev.
                 Bonds, FSA
      5,000,000  6s, 8/1/15                                                       Aaa             5,821,850
      4,410,000  6s, 8/1/14                                                       Aaa             5,134,872
                 NY City, G.O. Bonds, Ser. B
     13,235,000  MBIA, 6 1/2s, 8/15/10                                            Aaa            15,491,038
      6,475,000  5 1/2s, 12/1/12                                                  A2              7,229,402
      4,250,000  NY City, Indl. Dev. Agcy. Civic Fac.
                 Rev. Bonds (Polytechnic U.), 6s, 11/1/20                         Ba1             4,114,765
                 NY City, Indl. Dev. Agcy. Special Arpt.
                 Fac. Rev. Bonds
     11,500,000  (Airis JFK I LLC), Ser. A, 6s, 7/1/27                            Baa3           11,612,240
      2,000,000  (Airis JFK I LLC), Ser. A, 5 1/2s,
                 7/1/28                                                           Baa3            2,006,800
      1,900,000  NY City, Indl. Dev. Agcy. Special Fac.
                 Rev. Bonds (British Airways), 5 1/4s,
                 12/1/32                                                          BB+             1,503,014
      7,000,000  NY City, Muni. Wtr. & Swr. Fin. Auth.
                 Rev. Bonds, Ser. B, AMBAC, 5s, 6/15/28                           Aaa             7,272,230
      2,800,000  NY City, State Dorm. Auth. Lease Rev.
                 Bonds (Court Fac.), 6s, 5/15/39                                  A               3,042,256
                 NY State Dorm. Auth. Rev. Bonds
     10,900,000  (Construction City U. Syst.), Ser. A,
                 6s, 7/1/20                                                       AA-            13,145,291
      7,500,000  (State U. Edl. Facs.), MBIA, 6s, 5/15/16                         Aaa             8,605,950
      7,000,000  (State U. Edl. Facs.), MBIA, 6s, 5/15/15                         Aaa             8,039,640
     12,485,000  (U. Syst. Construction), Ser. A, 5 3/4s,
                 7/1/18                                                           AA-            14,532,540
     23,100,000  (State U. Edl. Fac.), Ser. A, 5 1/2s,
                 5/15/19                                                          AA-            26,393,367
      1,400,000  (North Shore Long Island Jewish Group),
                 5 3/8s, 5/1/23                                                   A3              1,470,280
      1,000,000  (Brooklyn Law School), Ser. B, XLCA, 5
                 3/8s, 7/1/22                                                     Aaa             1,104,200
     23,000,000  NY State Dorm. Auth. Cap. Appn. Rev.
                 Bonds (State U.), Ser. B, MBIA, zero %,
                 5/15/09                                                          Aaa            20,233,790
      1,500,000  NY State Hwy. & Bridge Auth. Rev. Bonds,
                 Ser. B, FGIC, 5 1/2s, 4/1/10                                     Aaa             1,687,440
      2,000,000  NY State Pwr. Auth. Rev. Bonds, 5s,
                 11/15/06                                                         Aa2             2,101,900
                 Port Auth. NY & NJ Rev. Bonds
      6,000,000  (Kennedy Intl. Arpt. - 5th Installment),
                 6 3/4s, 10/1/19                                                  BB+/P           6,259,800
         75,000  (Kennedy Intl. Arpt. - 4th Installment),
                 6 3/4s, 10/1/11                                                  BB+/P              78,799
                 Syracuse, G.O. Bonds (Pub. Impt.), Ser.
                 A, FSA
      1,200,000  6s, 4/15/13                                                      Aaa             1,333,956
      1,150,000  6s, 4/15/12                                                      Aaa             1,278,375
      1,075,000  6s, 4/15/11                                                      Aaa             1,195,002
      1,025,000  6s, 4/15/10                                                      Aaa             1,140,446
                                                                                              -------------
                                                                                                187,139,328
North Carolina (7.5%)
-----------------------------------------------------------------------------------------------------------
                 NC Eastern Muni. Pwr. Agcy. Syst. Rev.
                 Bonds
     11,680,000  Ser. C, MBIA, 7s, 1/1/13                                         Aaa            14,489,157
      5,000,000  Ser. D, 6 3/4s, 1/1/26                                           Baa2            5,575,650
     14,100,000  Ser. B, FGIC, 6.42s, 1/1/25                                      Aaa            17,206,794
     25,300,000  Ser. B, FGIC, 6s, 1/1/22                                         Aaa            31,000,343
     10,000,000  AMBAC, 6s, 1/1/18                                                Aaa            12,090,000
      5,000,000  Ser. A, 5 3/4s, 1/1/26                                           Baa2            5,273,850
                 NC Med. Care Comm. Retirement Fac. Rev.
                 Bonds
      3,000,000  (United Methodist Home), 7 1/8s, 10/1/23                         BB+/P           3,178,770
      3,000,000  (First Mtge.-Forest at Duke), 6 3/8s,
                 9/1/32                                                           BB+/P           3,146,670
                 NC State Muni. Pwr. Agcy. Rev. Bonds
                 (No. 1, Catawba Elec.)
     10,000,000  Ser. B, 6 1/2s, 1/1/20                                           Baa1           11,284,800
        200,000  Ser. A, 5 1/2s, 1/1/13                                           Baa1              220,342
                                                                                              -------------
                                                                                                103,466,376
Ohio (1.6%)
-----------------------------------------------------------------------------------------------------------
      3,000,000  Cuyahoga Cnty., Rev. Bonds, Ser. A, 6s,
                 1/1/32                                                           A1              3,270,390
        500,000  Franklin Cnty., Rev. Bonds (Online
                 Computer Library Ctr.), 5s, 4/15/11                              A                 535,510
      1,226,591  Lake Cnty., Indl. Dev. Rev. Bonds
                 (Madison Inn Hlth. Ctr.), 12s, 5/1/14                            A-/P            1,235,484
      2,430,000  Middletown, City School Dist. G.O. Bonds
                 (School Impt.), FGIC, 5s, 12/1/24                                Aaa             2,554,659
      3,500,000  Midview, Local School Dist. COP
                 (Elementary School Bldg. Fac.), 5 1/4s,
                 11/1/30                                                          A               3,643,710
        750,000  OH State Air Quality Dev. Auth. Rev.
                 Bonds (Poll. Control), Ser. A, 5.95s,
                 5/15/29                                                          Baa1              752,805
        500,000  OH State Bldg. Auth. Rev. Bonds
                 (Administration Bldg.), Ser. A, 5s,
                 10/1/18                                                          AAA               554,510
      5,000,000  OH State Higher Edl. Fac. Mandatory Put
                 Bonds (Kenyon College Project), 4.95s,
                 7/1/15                                                           A2              5,259,100
      1,000,000  OH State Higher Edl. Fac. Rev. Bonds
                 (Case Western Reserve U.), 5 1/2s,
                 10/1/22                                                          AA-             1,105,930
      3,250,000  OH State Wtr. Dev. Auth. Poll. Control
                 Fac. Rev. Bonds, 6.1s, 8/1/20                                    Baa2            3,336,970
        500,000  U. of Cincinnati Rev. Bonds, Ser. D,
                 AMBAC, 5s, 6/1/23                                                Aaa               530,000
                                                                                              -------------
                                                                                                 22,779,068
Oklahoma (0.5%)
-----------------------------------------------------------------------------------------------------------
      6,000,000  OK State Indl. Dev. Auth. Rev. Bonds
                 (Hlth. Syst.-Oblig. Group), Ser. A,
                 MBIA, 5 3/4s, 8/15/29                                            Aaa             6,556,740

Oregon (0.3%)
-----------------------------------------------------------------------------------------------------------
      3,995,000  OR State Hsg. & Cmnty. Services Dept.
                 Rev. Bonds (Single Family Mtge.), Ser.
                 J, 4.7s, 7/1/30                                                  Aa2             4,117,367

Pennsylvania (4.6%)
-----------------------------------------------------------------------------------------------------------
      1,300,000  Allegheny Cnty., Hosp. Dev. Auth. VRDN
                 (Hlth. Ctr. Presbyterian), Ser. D, 2s,
                 3/1/20                                                           VMIG1           1,300,000
                 Allegheny Cnty., Sanitation Auth. Rev.
                 Bonds, MBIA
      1,000,000  5 1/2s, 12/1/30                                                  Aaa             1,084,980
      2,775,000  5s, 6/1/06                                                       Aaa             2,878,369
      3,200,000  Beaver Cnty., Indl. Dev. Auth. Poll.
                 Control Mandatory Put Bonds (Cleveland
                 Elec.), 3 3/4s, 10/1/08                                          Baa2            3,213,216
      7,150,000  Carbon Cnty., Indl. Dev. Auth. Rev.
                 Bonds (Panther Creek Partners), 6.65s,
                 5/1/10                                                           BBB-            7,733,512
      2,000,000  Lancaster Cnty., Hosp. Auth. Rev. Bonds
                 (Gen. Hosp.), 5 1/2s, 3/15/26                                    A-              2,071,080
      2,000,000  Lehigh Cnty., Gen. Purpose Auth. Rev.
                 Bonds (Lehigh Valley Hosp. Hlth.
                 Network), Ser. A, 5 1/4s, 7/1/32                                 A2              2,033,880
      2,125,000  Monroe Cnty., Hosp. Auth. Rev. Bonds
                 (Pocono Med. Ctr.), 6s, 1/1/43                                   BBB+            2,213,294
      1,000,000  PA Econ. Dev. Fin. Auth. Rev. Bonds
                 (Amtrak), Ser. A , 6 1/4s, 11/1/31                               A3              1,042,170
     12,700,000  PA Econ. Dev. Fin. Auth. Resource Recvy.
                 Rev. Bonds, Ser. A, 6.4s, 1/1/09                                 BBB-           12,883,515
                 PA Econ. Dev. Fin. Auth. Resource Recvy.
                 Rev. Bonds (Colver), Ser. D
      3,800,000  7.15s, 12/1/18                                                   BBB-            3,903,968
     10,000,000  7 1/8s, 12/1/15                                                  BBB-           10,280,000
      9,280,000  PA State Pub. School Bldg. Auth. Rev.
                 Bonds (Philadelphia School Dist.), FSA,
                 5 1/4s, 6/1/25                                                   Aaa             9,997,808
      1,485,000  Philadelphia Auth. for Indl. Dev. Rev.
                 Bonds, Ser. B, FSA, 5 1/4s, 10/1/10                              Aaa             1,656,562
      5,459,248  Philadelphia, Hosp. & Higher Ed. Fac.
                 Auth. Rev. Bonds (Graduate Hlth. Syst.),
                 7 1/4s, 7/1/10 (In default) (NON)                                D/P                 6,824
        700,000  Philadelphia, Indl. Dev. Auth. VRDN (Fox
                 Chase Cancer Ctr.), 1.72s, 7/1/10                                A-1+              700,000
        500,000  Philadelphia, Wtr. & Waste Wtr. Rev.
                 Bonds, Ser. B, 5 1/4s, 11/1/14                                   AAA               559,035
        485,000  York Cnty., G.O. Bonds, AMBAC, 5s,
                 6/1/21                                                           Aaa               515,046
                                                                                              -------------
                                                                                                 64,073,259
Puerto Rico (0.3%)
-----------------------------------------------------------------------------------------------------------
      3,240,000  Cmnwlth. of PR, Hwy. & Trans. Auth. Rev.
                 Bonds, Ser. B, MBIA, 5 7/8s, 7/1/35                              Aaa             3,684,528
        250,000  PR Indl. Tourist Edl. Med. & Env.
                 Control Fac. Rev. Bonds (Cogen.
                 Fac.-AES), 6 5/8s, 6/1/26                                        Baa3              271,800
                                                                                              -------------
                                                                                                  3,956,328
South Carolina (0.7%)
-----------------------------------------------------------------------------------------------------------
        500,000  Florence Cnty., Hosp. Rev. Bonds (McLeod
                 Regl. Med. Ctr.), Ser. A, FSA, 5 1/4s,
                 11/1/23                                                          Aaa               545,230
      1,345,000  Florence Cnty., Indl. Dev. Auth. Rev.
                 Bonds (Stone Container Corp.), 7 3/8s,
                 2/1/07                                                           B/P             1,354,684
      1,000,000  Lexington Cnty. Hlth. Svcs. Dist. Inc.
                 Hosp. Rev. Bonds, 5 1/2s, 5/1/37                                 A2              1,048,980
      7,000,000  SC Tobacco Settlement Rev. Mgt. Rev.
                 Bonds, Ser. B, 6 3/8s, 5/15/30                                   BBB             6,740,020
                                                                                              -------------
                                                                                                  9,688,914
South Dakota (0.1%)
-----------------------------------------------------------------------------------------------------------
      1,500,000  SD State Hlth & Edl. Fac. Auth. Rev.
                 Bonds (Sioux Valley Hosp. & Hlth.
                 Syst.), Ser. A, 5 1/2s, 11/1/31                                  A1              1,564,635

Tennessee (1.5%)
-----------------------------------------------------------------------------------------------------------
      3,000,000  Elizabethton, Hlth. & Edl. Fac. Board
                 Rev. Bonds (Hosp. Ref. & Impt.), Ser. B,
                 8s, 7/1/33                                                       Baa2            3,591,390
      5,000,000  Johnson City, Hlth. & Edl. Fac. Board
                 Hosp. Rev. Bonds (Mountain States
                 Hlth.), Ser. A, 7 1/2s, 7/1/25                                   BBB+            5,914,600
      2,000,000  Memphis-Shelby Cnty., Arpt. Auth. Rev.
                 Bonds (Federal Express Corp.), 5.05s,
                 9/1/12                                                           Baa2            2,156,360
                 Shelby Cnty., Hlth. Edl. & Hsg. Fac.
                 Hosp. Board Rev. Bonds (Methodist Hlth.
                 Care)
        310,000  6 1/2s, 9/1/26                                                   A3                375,677
        190,000  6 1/2s, 9/1/26                                                   A3                226,011
      7,550,000  Tennergy Corp. Gas Rev. Bonds, MBIA, 5s,
                 6/1/06                                                           Aaa             7,829,124
                                                                                              -------------
                                                                                                 20,093,162
Texas (6.0%)
-----------------------------------------------------------------------------------------------------------
      4,250,000  Abilene, Hlth. Fac. Dev. Corp. Rev.
                 Bonds (Sears Methodist Retirement), Ser.
                 A, 5 7/8s, 11/15/18                                              BB/P            4,273,673
      3,000,000  Bexar Cnty., Hsg. Fin. Auth. Corp. Rev.
                 Bonds (American Opty-Waterford), Ser.
                 A1, 7s, 12/1/36                                                  A3              3,035,340
      1,035,000  Edgewood, Indpt. School Dist. Bexar
                 Cnty. G.O. Bonds, Ser. A, PSFG, 5s,
                 2/15/29                                                          Aaa             1,057,749
      1,500,000  Gateway, Pub. Fac. Corp. Rev. Bonds
                 (Stonegate Villas Apt.), FNMA Coll.,
                 4.55s, 7/1/34                                                    Aaa             1,553,805
      5,000,000  Gulf Coast, Waste Disp. Auth. Rev.
                 Bonds, Ser. A, 6.1s, 8/1/24                                      Baa2            5,281,700
      3,750,000  Harris Cnty., Mandatory Put Bonds (Toll
                 Road), FGIC, 5s, 8/15/09                                         Aaa             4,068,938
        950,000  Harris Cnty., Hlth. Fac. Dev. Corp.
                 Hosp. Rev. Bonds (Memorial Hermann Hlth.
                 Care Syst.), Class A, 5 1/4s, 12/1/18                            A2              1,015,807
                 Houston, Arpt. Syst. Rev. Bonds
      1,000,000  (Continental Airlines, Inc.), Ser. B,
                 5.7s, 7/15/29                                                    B-                742,570
      1,000,000  Ser. B, FSA, 5 1/2s, 7/1/30                                      Aaa             1,067,680
      1,000,000  Houston, Wtr. & Swr. Rev. Bonds (Jr.
                 Lien), FSA, 5s, 12/1/30                                          Aaa             1,118,150
     10,185,000  Lufkin, Hlth. Fac. Dev. Corp. Rev. Bonds
                 (Memorial Hlth. Syst. of East TX), 6
                 7/8s, 2/15/26                                                    BBB            10,669,399
        940,000  North Central TX Hlth. Fac. Dev. Corp.
                 VRDN (Hosp. Presbyterian Med. Ctr.),
                 MBIA, Ser. D, 1.6s, 12/1/15                                      VMIG1             940,000
      1,705,000  Northside Indpt. School Dist. G.O.
                 Bonds, PSFG, 5s, 2/15/24                                         Aaa             1,784,947
      5,000,000  Pflugerville, Indpt. School Dist. G.O.
                 Bonds, PSFG, 5s, 2/15/29                                         Aaa             5,128,550
      1,705,000  Plano, Indpt. School Dist. G.O. Bonds,
                 PSFG, 5s, 2/15/29                                                Aaa             1,748,836
      2,500,000  Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds,
                 6s, 10/1/21                                                      Baa2            2,693,475
        500,000  Spring, Indpt. School Dist. G.O. Bonds,
                 PSFG, 5s, 2/15/24                                                Aaa               523,445
      6,500,000  Texas State Indl. Dev. Corp. Rev. Bonds
                 (Arco Pipelines Co.), 7 3/8s, 10/1/20                            Aa1             8,669,960
      1,000,000  Texas State Tpk. Auth. Rev. Bonds
                 (Central Texas Tpk. Syst.), Ser. A,
                 AMBAC, 5 1/2s, 8/15/39                                           Aaa             1,079,160
     20,800,000  TX State Rev. Bonds, 6.2s, 9/30/11                               Aa2            24,243,232
                 TX Technical University Revenues Rev.
                 Bonds (Fin. Syst.), Ser. 7th, MBIA
      1,000,000  5s, 8/15/08                                                      Aaa             1,082,190
      1,000,000  5s, 8/15/07                                                      Aaa             1,064,090
                                                                                              -------------
                                                                                                 82,842,696
Utah (2.1%)
-----------------------------------------------------------------------------------------------------------
     19,065,000  Intermountain Power Agency Rev. Bonds
                 (UT State Pwr. Supply), Ser. B, MBIA, 6
                 1/2s, 7/1/09                                                     Aaa            21,968,981
      5,000,000  Salt Lake City, Hosp. Rev. Bonds (IHC
                 Hosps. Inc.), Ser. A, 8 1/8s, 5/15/15                            AAA             6,399,300
                                                                                              -------------
                                                                                                 28,368,281
Virginia (3.8%)
-----------------------------------------------------------------------------------------------------------
      4,000,000  Henrico Cnty. Econ. Dev. Auth. Rev.
                 Bonds (United Methodist), Ser. A, 6
                 1/2s, 6/1/22                                                     BB+/P           4,250,360
     21,000,000  Henrico Cnty., Indl. Dev. Auth. Rev.
                 Bonds, FSA, 5.929s, 8/23/27                                      Aaa            24,793,860
     22,200,000  Winchester, Indl. Dev. Auth. IFB
                 (Winchester Med. Ctr.), AMBAC, 10.969s,
                 1/21/14                                                          Aaa            24,070,794
                                                                                              -------------
                                                                                                 53,115,014
Washington (1.3%)
-----------------------------------------------------------------------------------------------------------
                 Cowlitz Cnty., Pub. Util. Rev. Bonds
                 (Dist. No. 1 Production Syst.), FGIC
        695,000  5s, 9/1/25                                                       Aaa               723,036
        615,000  5s, 9/1/24                                                       Aaa               641,771
        265,000  Tobacco Settlement Auth. of WA Rev.
                 Bonds, 6 1/2s, 6/1/26                                            BBB               266,169
                 WA State G.O. Bonds
      5,270,000  (Motor Vehicle Fuel), Ser. B, MBIA, 5s,
                 7/1/24                                                           Aaa             5,538,138
     10,035,000  FSA, Ser. A, 5s, 7/1/23                                          Aaa            10,577,592
                                                                                              -------------
                                                                                                 17,746,706
West Virginia (0.5%)
-----------------------------------------------------------------------------------------------------------
      6,200,000  Econ. Dev. Auth. Lease Rev. Bonds
                 (Correctional Juvenile Safety), Ser. A,
                 MBIA, 5s, 6/1/29                                                 Aaa             6,406,522

Wisconsin (0.9%)
-----------------------------------------------------------------------------------------------------------
     10,500,000  Badger Tobacco Settlement Asset
                 Securitization Corp. Rev. Bonds, 6 3/8s,
                 6/1/32                                                           BBB            10,098,900
      2,000,000  Wilmot, Unified High School Dist. G.O.
                 Bonds, Ser. B, FSA, 5s, 3/1/24                                   Aaa             2,121,620
                                                                                              -------------
                                                                                                 12,220,520
                                                                                              -------------
                 Total Municipal bonds and notes  (cost $1,250,028,395)                      $1,346,502,092

Preferred stocks (1.0%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
      4,000,000  Charter Mac. Equity Trust 144A Ser. A,
                 6.625% cum. pfd.                                                 Aaa            $4,379,160
      6,000,000  MuniMae Tax Exempt Bond Subsidiary, LLC
                 144A 6.875% cum. pfd.                                            A3              6,629,400
      2,000,000  MuniMae Tax Exempt Bond Subsidiary, LLC
                 144A Ser. B, 7 3/4s cum. pfd.                                    Baa1            2,346,160
                                                                                              -------------
                 Total Preferred stocks  (cost $12,000,000)                                     $13,354,720

Corporate bonds and notes (0.3%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
       $500,000  GMAC Muni. Mtge. Trust 144A sub. notes,
                 Ser. A1-2, 4.9s, 10/31/39                                        A3               $499,195
      3,500,000  GMAC Muni. Mtge. Trust 144A sub. notes
                 Ser. A1-1, 4.15s, 2039                                           A3              3,496,800
                                                                                              -------------
                 Total Corporate bonds and notes  (cost $4,000,000)                              $3,995,995
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $1,266,028,395) (b)                                 $1,363,852,807
-----------------------------------------------------------------------------------------------------------


Interest rate swap contracts outstanding at December 31, 2004 (unaudited)

                                                                  Unrealized
                                      Notional   Termination    appreciation/
                                        amount          date   (depreciation)
----------------------------------------------------------------------------
Agreement with Citibank, N.A.
dated December 14, 2004 to
receive quarterly the notional
amount multiplied by 3.13% and
pay quarterly the notional
amount multiplied by the Bond
Market Association Municipal
Swap Index.                        $50,000,000       3/17/10        ($29,735)

Agreement with Citibank, N.A.
dated December 14, 2004 to
receive quarterly the notional
amount multiplied by 4.106% and
pay quarterly the notional
amount multiplied by the Bond
Market Association Municipal
Swap Index.                         24,000,000       3/17/25          35,198

Agreement with JP Morgan Chase
Bank dated November 4, 2004 to
receive quarterly the notional
amount multiplied by 2.946% and
pay quarterly the notional
amount multiplied by the Bond
Market Association Municipal
Swap Index.                         30,000,000       2/8/14           197,286
-----------------------------------------------------------------------------
                                                                     $202,749
-----------------------------------------------------------------------------

      NOTES

  (a) Percentages indicated are based on net assets of $1,382,502,536.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at December 31, 2004 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at December 31, 2004. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

  (b) The aggregate identified cost on a tax basis is $1,265,416,486, resulting in gross unrealized appreciation and depreciation of $105,437,833 and $7,001,512, respectively, or net unrealized appreciation of $98,436,321.

(NON) Non-income-producing security.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at December 31, 2004.

      The dates shown on Mandatory Put Bonds are the next mandatory put dates.

      The rates shown on IFB, which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at December 31, 2004.

      The fund had the following industry group concentrations greater than 10% at December 31, 2004 (as a percentage of net assets):

        Utilities        28.7%
        Health care      18.0

      The fund had the following insurance concentrations greater than 10% at December 31, 2004 (as a percentage of net assets):

        AMBAC            14.1%
        MBIA             11.0
        FGIC             10.1

      Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: February 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: February 28, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: February 28, 2005